UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment:          |_|; Amendment Number: ____

 This Amendment (Check only one): |_| is a restatement
                                  |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: March Partners LLC

Address: 570 Lexington Avenue, 24th Floor
New York, NY 10022


13F File Number: 28-6311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Noubar Torossian
Title:  Administrator
Phone:  (212) 813-1024


Signature, Place and Date of Signing:


/s/ Noubar Torossian               New York, NY                   11/11/02
--------------------               ------------                     ------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portionare reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total: $57,924,462.91



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                    FORM 13F INFORMATION TABLE

                                                        March Partners LLC
                                                            13-F REPORT
                                                             30-Sep-02

COLUMN 1                        COLUMN 2       COLUMN 3      COLUMN 4       COLUMN 5           COLUMN 6 COLUMN 7     COLUMN   8

                                                                            SHRS OR  SH/ PUT/  Invest   Other    Voting Authority
Issuer                          Class          Cusip         Value          PRN AMT  PRN CALL  Disc     Mgr      Sole    Shared None
------                          -----          -----         -----          -------  --------  ----     ---      -----  ------ -----
Security
American Water Works Co.        Common Stock    030411102     1,518,440.00   34,000  SH        Sole     None      34,000
AmerisourceBergen Corp.         Common Stock    03073E105       978,454.00   13,700  SH        Sole     None      13,700
Bard C R, Inc.                  Common Stock    067383109     1,371,213.00   25,100  SH        Sole     None      25,100
Barnesandnoble.com              Common Stock    067846105       162,974.00  332,600  SH        Sole     None     332,600
Baxter International Inc.       Common Stock    071813109           810.00   27,000  SH        Sole     None      27,000
CNA Surety Corp.                Common Stock    12612l108       330,000.00   25,000  SH        Sole     None      25,000
Calif Fed Bank                  Common Stock    130209604        28,996.10   16,100  SH        Sole     None      16,100
California Federal Bank - GL    2nd Cont Litig  130209703         5,220.00    8,700  SH        Sole     None       8,700
Cardinal Health                 Common Stock    14149Y108     2,449,156.10   39,375  SH        Sole     None      39,375
CenturyTel, Inc.                Common Stock    156700106     1,121,500.00   50,000  SH        Sole     None      50,000
CenturyTel, Inc.                Calls           156700906        25,500.00      300      Call  Sole     None         300
Cia Nacional Telefonos de Vene  SPON ADR        204421101     1,951,750.00  185,000  SH        Sole     None     185,000
ConocoPhillips                  Common Stock    20825c105     5,496,918.72  118,878  SH        Sole     None     118,878
ConocoPhillips - Nov.           Calls           20825c904        15,750.00      175      Call  Sole     None         175
ConocoPhillips - Oct.           Calls           20825c904         5,000.00    1,000      Call  Sole     None       1,000
Energy East Corp.               Calls           29266m909                -       70      Call  Sole     None          70
Fargo Electronics               Common Stock    30744p102       376,175.00   45,875  SH        Sole     None      45,875
Gen Probe Inc.                  Common Stock    36866T103       170,200.00   10,000  SH        Sole     None      10,000
General Motors - Cl H           Common Stock    370442832        91,500.00   10,000  SH        Sole     None      10,000
General Motors                  Calls           3704429lb       161,000.00    1,400      Call  Sole     None       1,400
Hershey Foods Corp.             Calls           427866908         2,500.00      500      Call  Sole     None         500
Johnson & Johnson               Common Stock    478160104     3,006,739.84   55,598  SH        Sole     None      55,598
LYNX - Therapeutics Inc.        Common Stock    551812308           137.36      202  SH        Sole     None         202
McGrath Rentcorp                Common Stock    580589109     5,326,755.00  261,500  SH        Sole     None     261,500
Monsanto Corp.                  Common Stock    61166w101        61,175.29    4,001  SH        Sole     None       4,001
Park Bancorp Inc.               Common Stock    700164106        45,240.00    2,000  SH        Sole     None       2,000
Pennzoil-Quaker State Co        Common Stock    709323109    11,000,000.00  500,000  SH        Sole     None     500,000
Petroleum GEO-SVCS              SPON ADR        716597109       217,250.00  275,000  SH        Sole     None     275,000
Pharmacia Corp.                 Common Stock    71713u102     7,192,800.00  185,000  SH        Sole     None     185,000
Pharmacia Corp.                 Puts            71713u8mg       210,000.00      750      Put   Sole     None         750
Pittsburgh Home Fin             Common Stock    725098107       269,232.00   23,700  SH        Sole     None      23,700
Pure resources Inc.             Common Stock    74622e102     3,024,000.00  135,000  SH        Sole     None     135,000
Quest Diagnostics               Common Stock    74834l100       596,841.00    9,700  SH        Sole     None       9,700
Rotech Healthcare Inc.          Common Stock    778669101       557,200.00   39,800  SH        Sole     None      39,800
TRW Inc.                        Common Stock    872649108     6,528,325.00  111,500  SH        Sole     None     111,500
Ticketmaster-B                  CL B            88633p203     2,589,450.00  169,800  SH        Sole     None     169,800
Tripath Imaging                 Common Stock    896942109       213,714.00   94,984  SH        Sole     None      94,984
Tyco International              Puts            9021248vq        25,000.00      500      Put   Sole     None         500
U.S. Bancorp                    Common Stock    902973304       797,546.50   42,925  SH        Sole     None      42,925


TOTAL PORTFOLIO                                              57,924,462.91



00536.0001 #362395